UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: December 31, 2016
Date of reporting period: March 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
March 31, 2017
Harbor Strategic Growth Fund

Institutional Class	Administrative Class	Investor Class	Retirement Class
MVSGX	HSRGX	HISWX	HNGSX

Portfolio of Investments
Harbor Strategic Growth Fund	1
Notes to Portfolio of Investments	3

Harbor Strategic Growth Fund
Portfolio of Investments—March 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.3%)
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—1.8%
2,378	TransDigm Group Inc.*	$ 524
BANKS—2.6%
15,014	U.S. Bancorp.*	773
BEVERAGES—3.9%
10,222	PepsiCo Inc.*	1,144
CAPITAL MARKETS—2.2%
5,634	Moody's Corp.	631
CHEMICALS—4.7%
7,464	Ecolab Inc.*	935
3,758	Praxair Inc.*	446
		1,381
DIVERSIFIED FINANCIAL SERVICES—5.1%
8,984	Berkshire Hathaway Inc. Class B*	1,498
ELECTRICAL EQUIPMENT—4.3%
3,580	Roper Industries Inc.*	739
11,679	Sensata Technologies Holding NV*	510
		1,249
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—5.6%
6,818	Core Laboratories NV	$ 788
11,031	Schlumberger Ltd.	861
		1,649
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.2%
14,819	American Tower Corp.	1,801
FOOD PRODUCTS—1.9%
13,148	Mondelez International Inc.	566
HOTELS, RESTAURANTS & LEISURE—4.1%
20,635	Starbucks Corp.	1,205
INDUSTRIAL CONGLOMERATES—4.2%
9,835	Honeywell International Inc.*	1,228
INSURANCE—4.2%
1,255	Markel Corp.*	1,225
INTERNET & DIRECT MARKETING RETAIL—1.8%
579	Amazon.com Inc.*	513
INTERNET SOFTWARE & SERVICES—6.6%
1,303	Alphabet Inc. Class C*	1,081
5,925	Facebook Inc.*	842
		1,923
IT SERVICES—2.3%
7,523	Visa Inc.	669
LIFE SCIENCES TOOLS & SERVICES—2.5%
1,525	Mettler-Toledo International Inc. (SWS)*	730
MACHINERY—2.1%
10,381	Fortive Corp.*	625
PERSONAL PRODUCTS—4.2%
24,619	Unilever NV (NET)	1,223
PHARMACEUTICALS—7.2%
5,169	Allergan PLC (IE)	1,235
6,868	Johnson & Johnson*	855
		2,090
ROAD & RAIL—1.2%
4,097	Kansas City Southern	351
SOFTWARE—10.6%
6,251	Adobe Systems Inc.*	813
7,493	Intuit Inc.	869
31,618	Oracle Corp.*	1,411
		3,093
SPECIALTY RETAIL—3.8%
1,577	O'Reilly Automotive Inc.*	425
8,608	TJX Companies Inc.	681
		1,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.2%
8,572	Apple Inc.	1,232

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.4%
7,187	NIKE Inc.	$ 401
TOTAL COMMON STOCKS
(Cost $22,491)		28,830

SHORT-TERM INVESTMENTS—1.3%
(Cost $373)
Principal Amount
REPURCHASE AGREEMENTS
$373	Repurchase Agreement with State Street Corp. dated March 31, 2017 due April 03, 2017 at 0.001% collateralized by U.S. Treasury Inflation Indexed Bonds (value $382)	373
TOTAL INVESTMENTS—100.0%
(Cost $22,864)		29,203
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		10
TOTAL NET ASSETS—100.0%		$29,213
FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $373 are classified as Level 2. All other holdings at March 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no level 3 holdings at June 30, 2016 or March 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
IE	Ireland
NET	Netherlands
SWS	Switzerland
The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Strategic Growth Fund
Notes to Portfolio of Investments—March 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 30 separate portfolios. The portfolio covered by this report includes Harbor Strategic Growth Fund (referred to as the “Fund”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.
The Fund may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and exchange-traded notes that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by the Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by the Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or the Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value

Harbor Strategic Growth Fund
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, the Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of the Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of the Fund’s Portfolio of Investments schedule.
The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of

Harbor Strategic Growth Fund
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, the Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. The Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
New Accounting Pronouncement
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Fund’s current financial statement presentation.
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by the Fund and its respective gross unrealized appreciation and depreciation at March 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Strategic Growth Fund	$22,864	$6,555	$(216)	$6,339

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.SAR.DE.0416

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 26th day of May, 2017 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	May 26, 2017
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	May 26, 2017